Income Taxes - Schedule of Reconciliation from Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before tax		¥ (142,355)	¥ 175,084	¥ 52,791
Applicable tax rate	31.50%	30.60%	30.60%	30.60%
Income tax expense (benefit) at Takeda’s domestic (Japanese) statutory tax rate of 30.6%		¥ (43,532)	¥ 53,541	¥ 16,143
Non-deductible expenses for tax purposes		59,712	25,860	21,353
Changes in unrecognized deferred tax assets and deferred tax liabilities		41,340	45,243	(3,512)
Tax credits		(14,840)	(28,371)	(30,654)
Differences in applicable tax rates of overseas subsidiaries		(32,538)	(39,963)	(29,782)
Changes in tax effects of undistributed profit of overseas subsidiaries		2,089	10,282	(1,737)
Effect of changes in applicable tax rates and tax law		(2,939)	(6,964)	(11,994)
Tax contingencies		(1,309)	426	(83,784)
Effect of prior year items		(8,323)	3,305	(2,479)
Entity reorganizations/Divestments		4,279	2,880	33,469
Other		5,831	702	1,571
Total		9,770	66,941	(91,406)
Tax effect of changes in unrecognized deferred tax assets, deferred tax expense related to interest expense carryforward			21,600
Gamma Delta T-Cell Therapy Platform And Associated Oncology Programs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Entity reorganizations/Divestments		14,125
US state law change
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of changes in applicable tax rates and tax law			(5,809)	4,206
Extension of the carryforward period, Japanese earnings stripping rules
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of changes in applicable tax rates and tax law				(16,200)
Japan tax rate change
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of changes in applicable tax rates and tax law		¥ (4,797)	¥ (1,155)
AbbVie break fee case with IRA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax contingencies				¥ (63,547)